Document and Entity Information	Jan. 18, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001819994
Document Type	8-K/A
Document Period End Date	Jan. 18, 2022
Entity Registrant Name	Rocket Lab USA, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39560
Entity Tax Identification Number	98-1550340
Entity Address, Address Line One	3881 McGowen Street
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90808
City Area Code	(714)
Local Phone Number	465-5737
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RKLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	As reported in a Current Report on Form 8-K filed by Rocket Lab USA, Inc., (the “Company”) on January 19, 2022, the Company completed the acquisition of SolAero Holdings, Inc. on January 18, 2022. The acquisition of SolAero Holdings, Inc. is an acquired business pursuant to Regulation S-X Section 210.11-01(d). However, the Company reevaluated “significance” of the acquired business using the Company’s financial statements for the year ended December 31, 2021, as included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 24, 2022. As a result of such reevaluation, the Company has determined that audited financial statements and unaudited combined pro forma financial statements are not required under Regulation S-X. This Form 8-K/A is being filed solely to amend the disclosure set forth Item 9.01 of the Form 8-K filed on January 19, 2022 to state that no historical financial statements of SolAero Holdings, Inc. or related combined pro forma financial information are required to be filed.